Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 6 - PROPERTY AND EQUIPMENT

The following is a summary of property and equipment at December 31, 2020 and 2019:

	December 31,	December 31,
	2020	2019
Equipment	$6,361,808	$5,336,011
Furniture and fixtures	6,981	6,981
Electronic and computer equipment	50,587	50,587
Vehicles	315,905	256,815
Land improvements	44,840	44,840
	6,780,121	5,695,234
Less accumulated depreciation	(3,129,046)	(2,254,961)
	3,651,075	3,440,273

Kiewit property facilities	2,497,436	2,497,436
Less accumulated amortization	(758,851)	(650,194)
	1,738,585	1,847,242

Total	$5,389,660	$5,287,515

For the Kiewit property facilities, amortization based on total units of production was $108,657 and $162,980 for the years ended December 31, 2020 and 2019. Depreciation expense on property and equipment was $889,108 and $562,537 for the years ended December 31, 2020 and 2019.